Payables and Accrued Charges (Summary of Payables and Accrued Charges) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Payables and Other charges [Line Items]
Trade and other payables	$ 5,477	$ 5,797
Customer prepayments	2,084	2,298
Dividends	262	244
Accrued compensation	597	681
Current portion of derivatives	16	35
Income taxes (Note 8)	(14)	(899)
Current portion of pension and other post-retirement benefits (Note 21)	15	15
Other accrued charges and others	625	671
Total	9,467	11,291
Provincial Mining Taxes at End of Year	1	114
Interest Payable	117	102
Other current provisions	165	234
Current portion of share-based compensation (Note 5)	32	142
Other taxes	62	59
Canpotex [Member]
Disclosure of Payables and Other charges [Line Items]
Amounts Payable Related Party Transactions	$ 64	$ 203